Income taxes (Detail) - Recognized Deferred Tax Assets And Liabilities - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Tax losses	$ 5,176
Provisions against inventories	6,973	6,480
Mineral properties, plant and equipment	(44,871)	(48,580)
Net deferred tax liabilities	$ (32,722)	$ (42,100)